Note 7 - Long-term Debt and Note Payable to Bank - Long-term Debt (Details) - USD ($)	Oct. 31, 2016	Apr. 26, 2016	Oct. 31, 2015
Long-term Debt	$ 6,945,994		$ 7,227,007
Less current installments	294,214		280,999
Long-term debt, excluding current installments	6,651,780		6,946,008
Virginia Real Estate Loan [Member]
Long-term Debt	5,165,785	$ 5,271,411	5,374,777
North Carolina Real Estate Loan [Member]
Long-term Debt	$ 1,780,209	$ 1,816,609	$ 1,852,230